Notes Payable	12 Months Ended
Dec. 31, 2016
Notes Payable [Abstract]
Notes Payable
(12) Notes Payable

The credit lines amounting to RMB45,000 (US$6,950) and RMB45,000, respectively granted by SPD bank and Bank of Weifang were secured by a pledge of plant and land use right. The credit lines were used to purchase raw materials. The term of the credit line granted by SPD bank is from December 19, 2014 to December 19, 2017. And the term of the credit line granted by Bank of Weifang is from July 2016 to July 2017. As of December 31, 2016, the amount of credit line granted by SPD bank used was RMB42,710 and the remaining balance was RMB2,290. The amount of credit line granted by Bank of Weifang was all used.

As of December 31, 2016, Shandong Fuwei had banker’s acceptances opened with a maturity from three to six months totaling RMB100,888 (US$14,531) for payment in connection with raw materials on a total deposits of RMB43,453 (US$6,259) and RMB29,968 (US$4,316) at SPD Bank and Bank of Weifang, respectively.

Notes payable consisted of the following:

Issuing bank	December 31, 2016		December 31, 2015
	RMB	US$	RMB
SPD Bank	70,920	10,215	85,780
Bank of Weifang	29,968	4,316	0
	100,888	14,531	85,780